Loss Per Share/Ads	12 Months Ended
Dec. 31, 2022
Loss Per Share/Ads [Abstract]
LOSS PER SHARE/ADS
NOTE 22:-	LOSS PER SHARE/ADS

a.	Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2022		2021		2020
Amounts used in the computation of basic and diluted loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
	In thousands	USD	In thousands	USD	In thousands	USD
Continuing operations:

Basic loss per share	4,575	(2,592)	2,049	$(5,789)	258	$(3,482)

Effect of potential dilutive ordinary shares	-	-	-	-	7	(468)

Diluted loss per share	4,575	(2,592)	2,049	(5,789)	265	(3,950)

b.	The computation of diluted loss per share did not include the following convertible securities since their inclusion would decrease the loss per share (anti-dilutive effect):

1.	Share Options to employees, officers, directors and consultants; and

2.	Non-marketable warrants to investors.